Commitments and Contingencies - Summary of Options for Additional Ocean Ships (Details) - Ocean Ships - Options	3 Months Ended
Mar. 31, 2025
Ship XXI [Member]
Disclosure of commitments and contingencies [line items]
Delivery Date	2031
Option Exercise Date	October 30, 2025
Ship XXII [Member]
Disclosure of commitments and contingencies [line items]
Delivery Date	2031
Option Exercise Date	October 30, 2025
Ship XXIII [Member]
Disclosure of commitments and contingencies [line items]
Delivery Date	2032
Option Exercise Date	July 31, 2026
Ship XXIV [Member]
Disclosure of commitments and contingencies [line items]
Delivery Date	2032
Option Exercise Date	July 31, 2026